UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-21928

Short-Term Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: May 31, 2016

Steven I. Koszalka

Short-Term Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

Short-Term Bond Fund of America®
Investment portfolio
May 31, 2016
unaudited
Bonds, notes & other debt instruments 97.33% U.S. Treasury bonds & notes 42.58% U.S. Treasury 27.85%	Principal amount (000)	Value (000)
U.S. Treasury 1.50% 2016[1]	$32,560	$32,592
U.S. Treasury 1.00% 2017	14,000	14,035
U.S. Treasury 0.75% 2018	440,000	438,948
U.S. Treasury 1.125% 2018[1]	125,000	125,561
U.S. Treasury 1.25% 2018	150,000	151,032
U.S. Treasury 1.25% 2018	100,000	100,693
U.S. Treasury 0.75% 2019	65,590	65,159
U.S. Treasury 0.875% 2019	125,000	124,419
U.S. Treasury 0.875% 2019	50,000	49,783
U.S. Treasury 1.00% 2019	200,000	199,934
U.S. Treasury 1.375% 2021	30,000	30,005
U.S. Treasury 1.375% 2021	26,000	25,991
U.S. Treasury 1.375% 2021	10,780	10,783
U.S. Treasury 1.625% 2023	30,000	29,925
U.S. Treasury 1.625% 2023	27,000	26,935
U.S. Treasury 1.625% 2026	1,500	1,470
U.S. Treasury 2.50% 2046	30,000	29,113
		1,456,378
U.S. Treasury inflation-protected securities 14.73%
U.S. Treasury Inflation-Protected Security 2.50% 2016[2]	265,273	267,744
U.S. Treasury Inflation-Protected Security 0.125% 2017[1,2]	20,966	21,136
U.S. Treasury Inflation-Protected Security 0.125% 2020[2]	50,837	51,511
U.S. Treasury Inflation-Protected Security 0.125% 2021[2]	177,474	179,510
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	25,069	24,916
U.S. Treasury Inflation-Protected Security 0.625% 2024[2]	51,022	52,612
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	13,484	13,632
U.S. Treasury Inflation-Protected Security 0.625% 2026[2]	144,075	148,834
U.S. Treasury Inflation-Protected Security 1.00% 2046[2]	10,049	10,287
		770,182
Total U.S. Treasury bonds & notes		2,226,560
Corporate bonds & notes 17.65% Financials 6.18%
ACE INA Holdings Inc. 2.30% 2020	7,405	7,537
ACE INA Holdings Inc. 2.875% 2022	1,275	1,311
ACE INA Holdings Inc. 3.35% 2026	1,275	1,339
AIG Global Funding 1.65% 2017[3]	10,000	10,025
Bank of New York Mellon Corp. 1.197% 2018[4]	20,000	20,044
Bank of Nova Scotia 2.45% 2021	6,750	6,853
Berkshire Hathaway Finance Corp. 1.45% 2018	10,000	10,063
Berkshire Hathaway Finance Corp. 1.70% 2019	10,000	10,097
Berkshire Hathaway Inc. 0.95% 2016	14,240	14,249
Citigroup Inc. 1.598% 2016[4]	8,510	8,520
Citigroup Inc. 1.70% 2018	7,000	6,988
Short-Term Bond Fund of America — Page 1 of 14

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Credit Suisse Group AG 1.375% 2017	$10,000	$10,000
Goldman Sachs Group, Inc. 1.995% 2021[4]	5,000	5,023
Goldman Sachs Group, Inc. 2.875% 2021	8,835	8,976
HSBC Holdings PLC 3.40% 2021	15,000	15,359
MetLife Global Funding I 1.30% 2017[3]	10,000	10,023
MetLife Global Funding I 2.30% 2019[3]	6,745	6,852
Morgan Stanley 2.45% 2019	9,250	9,382
New York Life Global Funding 1.95% 2020[3]	3,645	3,662
Nordea Bank AB 1.875% 2018[3]	11,425	11,471
PNC Bank 1.50% 2017	2,000	2,006
PRICOA Global Funding I 1.35% 2017[3]	2,000	2,002
Rabobank Nederland 2.50% 2021	6,535	6,610
Royal Bank of Canada 1.25% 2017	21,260	21,272
Scentre Group 2.375% 2019[3]	1,380	1,385
Scentre Group 2.375% 2021[3]	2,970	2,950
Toronto-Dominion Bank 1.625% 2018	23,300	23,389
Toronto-Dominion Bank 1.75% 2018	7,000	7,043
US Bancorp. 1.038% 2019[4]	20,000	19,903
US Bank NA 1.375% 2017	15,000	15,007
WEA Finance LLC 1.75% 2017[3]	14,420	14,415
WEA Finance LLC 3.25% 2020[3]	5,185	5,306
Wells Fargo & Co. 1.65% 2018	9,250	9,301
Wells Fargo & Co. 1.75% 2019	15,000	15,050
		323,413
Health care 3.39%
AbbVie Inc. 1.80% 2018	17,500	17,540
AbbVie Inc. 2.30% 2021	9,955	9,911
AstraZeneca PLC 1.75% 2018	10,000	10,090
Catholic Health Initiatives, Series 2012, 1.60% 2017	3,380	3,392
Eli Lilly and Co. 1.25% 2018	7,400	7,428
EMD Finance LLC 1.70% 2018[3]	7,000	6,998
EMD Finance LLC 2.40% 2020[3]	15,775	15,869
Johnson & Johnson 0.70% 2016	2,000	2,001
Johnson & Johnson 1.125% 2019	20,745	20,756
Johnson & Johnson 1.65% 2021	7,005	7,026
Johnson & Johnson 2.45% 2026	5,375	5,364
Merck & Co., Inc. 0.986% 2018[4]	26,200	26,297
Pfizer Inc. 0.934% 2018[4]	10,000	10,024
Pfizer Inc. 1.20% 2018	15,000	14,989
Roche Holdings, Inc. 1.35% 2017[3]	2,000	2,008
Sutter Health 1.09% 2053	7,475	7,447
UnitedHealth Group Inc. 1.70% 2019	10,000	10,066
		177,206
Energy 2.75%
Chevron Corp. 1.13% 2018[4]	26,600	26,639
Chevron Corp. 1.561% 2019	15,000	15,017
Exxon Mobil Corp. 0.784% 2019[4]	31,820	31,626
Exxon Mobil Corp. 1.708% 2019	10,000	10,078
Schlumberger BV 1.90% 2017[3]	15,000	15,049
Schlumberger BV 3.00% 2020[3]	3,645	3,739
Shell International Finance BV 2.125% 2020	5,000	5,023
Statoil ASA 2.25% 2019	18,660	18,954
Short-Term Bond Fund of America — Page 2 of 14

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Total Capital International 1.50% 2017	$5,000	$5,019
TransCanada PipeLines Ltd. 1.875% 2018	12,500	12,496
		143,640
Consumer discretionary 1.78%
Amazon.com, Inc. 2.60% 2019	5,000	5,189
DaimlerChrysler North America Holding Corp. 1.45% 2016[3]	1,000	1,001
Starbucks Corp. 2.10% 2021	7,640	7,741
Starbucks Corp. 2.70% 2022	2,140	2,223
Toyota Motor Credit Corp. 1.45% 2018	20,000	20,073
Toyota Motor Credit Corp. 1.70% 2019	27,000	27,206
Toyota Motor Credit Corp. 2.15% 2020	23,000	23,369
Walt Disney Co. 1.65% 2019	6,355	6,430
		93,232
Consumer staples 1.28%
Anheuser-Busch InBev NV 2.65% 2021	11,675	11,889
Coca-Cola Co. 0.75% 2016	2,000	2,002
Coca-Cola Co. 1.375% 2019	35,000	35,044
Philip Morris International Inc. 1.375% 2019	16,000	16,011
Wal-Mart Stores, Inc. 1.00% 2017	1,800	1,804
		66,750
Information technology 1.07%
Apple Inc. 0.90% 2017	25,825	25,858
International Business Machines Corp. 1.125% 2018	10,000	10,015
Microsoft Corp. 1.30% 2018	15,000	15,049
Oracle Corp. 2.50% 2022	5,000	5,085
		56,007
Utilities 0.60%
Duke Energy Progress Inc. 0.836% 2017[4]	8,540	8,443
National Rural Utilities Cooperative Finance Corp. 2.30% 2020	4,470	4,557
Public Service Electric and Gas Co., 1.90% 2021	4,735	4,756
Southern California Edison, First and Refunding Mortgage Bonds 1.125% 2017	13,795	13,820
		31,576
Industrials 0.24%
Boeing Company 1.65% 2020	5,635	5,624
Siemens AG 1.45% 2018[3]	7,000	7,024
		12,648
Telecommunication services 0.22%
Verizon Communications Inc. 2.625% 2020	10,953	11,230
Materials 0.14%
Rio Tinto Finance (USA) Ltd. 1.375% 2016	7,460	7,462
Total corporate bonds & notes		923,164
Asset-backed obligations 16.27%
Aesop Funding II LLC, Series 2013-1A, Class A, 1.92% 2019[3,5]	5,415	5,402
Aesop Funding LLC, Series 2011-5A, Class A, 3.27% 2018[3,5]	6,000	6,054
Aesop Funding LLC, Series 2012-3A, Class A, 2.10% 2019[3,5]	2,500	2,504
Short-Term Bond Fund of America — Page 3 of 14

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 2020[3,5]	$4,525	$4,616
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[3,5]	10,480	10,478
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-2-A, 0.72% 2018[5]	2,052	2,051
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class A-3, 1.15% 2019[5]	12,945	12,923
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A-3, 1.26% 2019[5]	6,000	5,984
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-3, 1.27% 2019[5]	1,375	1,375
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 2022[5]	7,020	7,076
ARI Fleet Lease Trust, Series 2014-A, Class A-2, 0.81% 2022[3,5]	1,633	1,631
Avant Loans Funding Trust, Series 2016-B, Class A, 3.92% 2019[3,5]	6,175	6,194
Avant Loans Funding Trust, Series 2016-A, Class A, 4.11% 2019[3,5]	21,346	21,339
Babson CLO Ltd., Series 2012-2-A, Class A-1-R, CLO, 1.866% 2023[3,4,5]	17,020	16,983
Cabela’s Master Credit Card Trust, Series 2015-2, Class A-1, 2.25% 2023[5]	3,540	3,564
California Republic Auto Receivables Trust, Series 2015-1, Class A-3, 1.33% 2019[5]	12,635	12,644
California Republic Auto Receivables Trust, Series 2015-1, Class A-4, 1.82% 2020[5]	14,315	14,297
Capital One Multi-asset Execution Trust, Series 2014-A5, Class A, 1.48% 2020[5]	4,000	4,017
Capital One Multi-asset Execution Trust, Series 2015-A5, Class A-5, 1.60% 2021[5]	8,000	8,061
Carlyle Global Market Strategies Commodities Fund, Series 2015-1A, Class A, 2.129% 2020[3,4,5,6]	9,629	9,411
Carlyle Global Market Strategies Commodities Fund, Series 2014-1A, Class A, 2.528% 2021[3,4,5,6]	1,884	1,843
CarMaxAuto Owner Trust, Series 2014-3, Class A-3, 1.16% 2019[5]	1,899	1,901
CarMaxAuto Owner Trust, Series 2014-4, Class A-3, 1.25% 2019[5]	2,900	2,899
CarMaxAuto Owner Trust, Series 2015-1, Class A-3, 1.38% 2019[5]	2,000	2,005
CarMaxAuto Owner Trust, Series 2015-2, Class A-3, 1.37% 2020[5]	14,275	14,262
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-1, 4.192% 2020[5]	80	80
Chase Issuance Trust, Series 2015-A-1, Class A, 0.754% 2020[4,5]	10,000	10,023
Chase Issuance Trust, Series 2015-A-2, Class A, 1.59% 2020[5]	8,000	8,056
Chesapeake Funding LLC, Series 2014-1-A, Class A, 0.857% 2026[3,4,5]	6,646	6,631
Chesapeake Funding LLC, Series 2015-1-A, Class A, 0.937% 2027[3,4,5]	7,361	7,335
Chrysler Capital Auto Receivables Trust, Series 2015-A, Class A-3, 1.22% 2019[3,5]	34,510	34,530
Citi Held For Issuance, Series 2015-PM-2, Class A, 2.35% 2022[3,5]	10,366	10,347
Citi Held For Issuance, Series 2015-PM-3, Class A, 2.56% 2022[3,5]	11,103	11,098
CPS Auto Receivables Trust, Series 2015-C, Class A, 1.77% 2019[3,5]	1,764	1,761
CPS Auto Receivables Trust, Series 2016-B, Class A, 2.07% 2019[3,5]	7,494	7,493
CPS Auto Receivables Trust, Series 2016-A, Class A, 2.25% 2019[3,5]	12,495	12,510
CPS Auto Receivables Trust, Series 2016-A, Class B, 3.34% 2020[3,5]	1,000	999
CPS Auto Receivables Trust, Series 2015-A, Class B, 2.79% 2021[3,5]	2,500	2,506
Discover Card Execution Note Trust, Series 2015-A-1, Class A-1, 0.784% 2020[4,5]	18,420	18,471
DRB Prime Student Loan Trust, Series 2015-D, Class A-3, 2.50% 2036[3,5]	1,283	1,281
Drive Auto Receivables Trust, Series 2015-DA, Class A-2-A, 1.23% 2018[3,5]	3,392	3,391
Drive Auto Receivables Trust, Series 2015-B-A, Class A-3, 1.30% 2018[3,5]	4,964	4,963
Drive Auto Receivables Trust, Series 2015-DA, Class A-3, 1.59% 2018[3,5]	6,000	6,003
Drive Auto Receivables Trust, Series 2016-BA, Class A-3, 1.67% 2019[3,5]	6,730	6,728
Drive Auto Receivables Trust, Series 2015-AA, Class B, 2.28% 2019[3,5]	1,000	1,003
Drive Auto Receivables Trust, Series 2016-BA, Class B, 2.56% 2020[3,5]	3,800	3,799
Drive Auto Receivables Trust, Series 2016-AA, Class B, 3.17% 2020[3,5]	500	506
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 2021[3,5]	9,500	9,572
Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.91% 2021[3,5]	5,000	4,972
Drive Auto Receivables Trust, Series 2016-BA, Class C, 3.19% 2022[3,5]	5,780	5,775
Drivetime Auto Owner Trust, Series 2015-1-A, Class A, 1.06% 2018[3,5]	1,527	1,526
Drivetime Auto Owner Trust, Series 2016-2-A, Class A, 1.73% 2019[3,5]	7,676	7,676
Drivetime Auto Owner Trust, Series 2016-1-A, Class A, 2.00% 2019[3,5]	1,973	1,973
Drivetime Auto Owner Trust, Series 2016-1-A, Class C, 3.54% 2021[3,5]	6,835	6,873
Drivetime Auto Owner Trust, Series 2016-2-A, Class C, 3.67% 2022[3,5]	2,440	2,449
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 0.87% 2019[3,5]	2,855	2,848
Enterprise Fleet Financing LLC, Series 2015-1, Class A2, 1.30% 2020[3,5]	8,593	8,578
Short-Term Bond Fund of America — Page 4 of 14

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Exeter Automobile Receivables Trust, Series 2016-1-A, Class A, 2.35% 2020[3,5]	$10,168	$10,148
Fifth Third Auto Trust, Series 2014-3, Class A3, 0.96% 2019[5]	4,720	4,718
Ford Credit Auto Lease Trust, Series 2014-B, Class A4, 1.10% 2017[5]	5,520	5,522
Ford Credit Auto Owner Trust, Series 2014-1-A, 2.26% 2025[3,5]	12,010	12,181
Ford Credit Auto Owner Trust, Series 2015-1 Class A, 2.12% 2026[3,5]	12,600	12,691
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44% 2027[3,5]	17,160	17,468
Ford Credit Floorplan Master Owner Trust, Series 2015-1, Class A-1, 1.42% 2020[5]	8,200	8,197
Hertz Fleet Lease Funding LP, Series 2013-3-A, 0.988% 2027[3,4,5]	6,418	6,424
Hertz Fleet Lease Funding LP, Series 2014-1-A, 0.838% 2028[3,4,5]	7,179	7,183
Hertz Fleet Lease Funding LP, Series 2014-1-B, 1.188% 2028[3,4,5]	2,700	2,694
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[3,5]	12,500	12,496
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2011-1A, Class A-2, 3.29% 2018[3,5]	20,340	20,526
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-2, 1.83% 2019[3,5]	63,895	63,620
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[3,5]	24,255	24,306
Navient Student Loan Trust, Series 2015-2, Class A-1, 0.726% 2024[4,5]	2,756	2,743
Navient Student Loan Trust, Series 2015-2, Class A-2, 0.866% 2029[4,5]	3,369	3,321
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A, CLO, 1.923% 2025[3,4,5]	18,500	18,379
Prestige Auto Receivables Trust, Series 2016-1-A, Class A-2, 1.78% 2019[3,5]	12,500	12,508
Prestige Auto Receivables Trust, Series 2015-1, Class A-3, 1.53% 2021[3,5]	9,000	8,967
Prestige Auto Receivables Trust, Series 2015-1, Class B, 2.04% 2021[3,5]	3,750	3,729
Prestige Auto Receivables Trust, Series 2015-1, Class C, 2.40% 2021[3,5]	6,120	5,980
Santander Drive Auto Receivables Trust, Series 2015-1, Class A-2-A, 0.91% 2018[5]	4,124	4,123
Santander Drive Auto Receivables Trust, Series 2015-5, Class A-2-A, 1.12% 2018[5]	8,350	8,347
Santander Drive Auto Receivables Trust, Series 2013-3, Class B, 1.19% 2018[5]	517	517
Santander Drive Auto Receivables Trust, Series 2012-6, Class C, 1.94% 2018[5]	915	916
Santander Drive Auto Receivables Trust, Series 2012-5, Class C, 2.70% 2018[5]	1,069	1,073
Santander Drive Auto Receivables Trust, Series 2012-3, Class C, 3.01% 2018[5]	27	28
Santander Drive Auto Receivables Trust, Series 2014-5, Class A-3, 1.15% 2019[5]	1,894	1,895
Santander Drive Auto Receivables Trust, Series 2015-5, Class A-3, 1.58% 2019[5]	11,000	11,008
Santander Drive Auto Receivables Trust, Series 2013-1, Class C, 1.76% 2019[5]	2,295	2,300
Santander Drive Auto Receivables Trust, Series 2014-5, Class B, 1.76% 2019[5]	2,200	2,207
Santander Drive Auto Receivables Trust, Series 2013-2, Class C, 1.95% 2019[5]	26,629	26,719
Santander Drive Auto Receivables Trust, Series 2016-2, Class A3, 1.56% 2020[5]	4,915	4,906
Santander Drive Auto Receivables Trust, Series 2013-4, Class B, 2.16% 2020[5]	2,047	2,049
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 2020[5]	1,940	1,952
Santander Drive Auto Receivables Trust, Series 2015-1, Class C, 2.57% 2021[5]	22,260	22,457
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 2021[5]	7,645	7,670
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 2021[5]	3,000	3,038
Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97% 2021[5]	2,000	2,035
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 2022[5]	500	497
SLM Private Credit Student Loan Trust, Series 2014-A, Class A-1, 1.034% 2022[3,4,5]	242	242
Social Professional Loan Program LLC, Series 2015-C, Class A-1, 1.496% 2035[3,4,5]	12,981	12,830
Social Professional Loan Program LLC, Series 2015-D, Class A-2, 2.72% 2036[3,5]	11,823	11,837
Trade Maps Ltd., 2013-1-A-A, 1.138% 2018[3,4,5]	14,170	14,112
Trade Maps Ltd., 2013-1-A-B, 1.688% 2018[3,4,5]	5,040	5,001
Westlake Automobile Receivables Trust, Series 2015-1-A, Class A-2, 1.17% 2018[3,5]	3,124	3,121
Westlake Automobile Receivables Trust, Series 2016-1-A, Class C, 3.29% 2021[3,5]	11,250	11,243
World Financial Network Credit Card Master Note Trust, Series 2015-A, Class C, 1.26% 2021[5]	27,275	27,273
Short-Term Bond Fund of America — Page 5 of 14

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
World Financial Network Credit Card Master Note Trust, Series 2015-A, Class A, 0.914% 2022[4,5]	$4,000	$3,999
World Omni Auto Receivables Trust, Series 2014-B, Class A-3, 1.14% 2020[5]	2,500	2,501
		850,967
Mortgage-backed obligations 11.17% Federal agency mortgage-backed obligations 5.76%
Fannie Mae 4.00% 2019[5]	2,550	2,645
Fannie Mae 4.00% 2019[5]	1,173	1,217
Fannie Mae 4.00% 2019[5]	1,104	1,145
Fannie Mae 5.00% 2023[5]	574	636
Fannie Mae 5.00% 2023[5]	401	444
Fannie Mae 3.50% 2025[5]	1,464	1,547
Fannie Mae 4.50% 2025[5]	3,192	3,377
Fannie Mae 3.50% 2026[5]	3,045	3,216
Fannie Mae 3.50% 2035[5]	16,284	17,171
Fannie Mae 3.50% 2035[5]	2,279	2,403
Fannie Mae 3.50% 2036[5]	45,298	47,926
Fannie Mae 6.00% 2038[5]	4,979	5,684
Fannie Mae 6.00% 2038[5]	2,110	2,409
Fannie Mae 6.00% 2038[5]	158	181
Fannie Mae 2.585% 2039[4,5]	732	776
Fannie Mae 2.762% 2039[4,5]	763	809
Fannie Mae 3.58% 2039[4,5]	594	620
Fannie Mae 5.00% 2041[5]	4,852	5,400
Fannie Mae, Series 2007-114, Class A7, 0.646% 2037[4,5]	7,500	7,449
Freddie Mac 5.50% 2024[5]	6,901	7,279
Freddie Mac 5.50% 2034[5]	730	830
Freddie Mac 3.50% 2035[5]	1,433	1,514
Freddie Mac 5.50% 2036[5]	474	533
Freddie Mac 2.599% 2039[4,5]	375	398
Freddie Mac 3.125% 2041[4,5]	4,615	4,868
Government National Mortgage Assn. 4.50% 2043[5]	1,506	1,619
Government National Mortgage Assn. 4.50% 2043[5]	58	63
Government National Mortgage Assn. 4.50% 2044[5]	1,165	1,252
Government National Mortgage Assn. 4.50% 2044[5]	14	15
Government National Mortgage Assn. 4.50% 2045[5]	27,269	29,282
Government National Mortgage Assn. 4.50% 2045[5]	17,191	18,470
Government National Mortgage Assn. 4.50% 2045[5]	4,588	4,927
Government National Mortgage Assn. 4.50% 2045[5]	4,362	4,711
Government National Mortgage Assn. 4.50% 2045[5]	1,460	1,568
Government National Mortgage Assn. 4.50% 2045[5]	769	826
Government National Mortgage Assn. 5.00% 2045[5]	6,943	7,737
Government National Mortgage Assn. 5.00% 2045[5]	1,479	1,648
Government National Mortgage Assn. 5.00% 2045[5]	1,206	1,343
Government National Mortgage Assn. 5.00% 2045[5]	390	436
Government National Mortgage Assn. 5.46% 2059[5]	6,717	6,880
Government National Mortgage Assn. 4.692% 2061[5]	917	961
Government National Mortgage Assn. 4.70% 2061[5]	4,919	5,154
Government National Mortgage Assn. 4.70% 2061[5]	796	833
Government National Mortgage Assn. 4.72% 2061[5]	378	394
Government National Mortgage Assn. 4.771% 2061[5]	420	439
Government National Mortgage Assn. 4.774% 2061[5]	413	432
Government National Mortgage Assn. 4.804% 2061[5]	617	642
Government National Mortgage Assn. 4.822% 2061[5]	2,167	2,260
Short-Term Bond Fund of America — Page 6 of 14

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 5.104% 2061[5]	$1,280	$1,349
Government National Mortgage Assn. 5.110% 2061[5]	1,867	1,987
Government National Mortgage Assn. 4.669% 2063[5]	865	908
Government National Mortgage Assn. 4.676% 2063[5]	1,748	1,837
Government National Mortgage Assn. 4.691% 2063[5]	1,852	1,952
Government National Mortgage Assn. 4.715% 2063[5]	1,940	2,041
Government National Mortgage Assn. 5.097% 2063[5]	766	807
Government National Mortgage Assn. 1.146% 2064[4,5]	519	521
Government National Mortgage Assn. 4.675% 2064[5]	1,863	1,958
Government National Mortgage Assn. 4.694% 2064[5]	1,814	1,911
Government National Mortgage Assn. 4.701% 2064[5]	1,882	1,981
Government National Mortgage Assn. 4.762% 2064[5]	3,720	3,934
Government National Mortgage Assn. 4.777% 2064[5]	1,747	1,841
Government National Mortgage Assn. 4.799% 2064[5]	1,796	1,893
Government National Mortgage Assn. 5.053% 2064[5]	936	974
Government National Mortgage Assn. 6.549% 2064[5]	565	605
Government National Mortgage Assn. 6.64% 2064[5]	2,427	2,580
Government National Mortgage Assn. 4.74% 2065[5]	640	686
Government National Mortgage Assn., Series 2012-H12, Class FT, 1.32% 2062[4,5]	3,401	3,407
Government National Mortgage Assn., Series 2012, Class H-20, 1.429% 2062[4,5]	38,744	39,018
Government National Mortgage Assn., Series 2014, Class H-08, 1.22% 2064[4,5]	16,627	16,642
		301,201
Commercial mortgage-backed securities 3.62%
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class A1A, 5.720% 2040[4,5]	9,160	9,470
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-1-A, 5.65% 2050[4,5]	3,103	3,220
CS First Boston Mortgage Securities Corp., Series 2006-C4, Class A1A, 5.46% 2039[5]	851	853
CS First Boston Mortgage Securities Corp., Series 2006-C4, Class A-3, 5.467% 2039[5]	2,605	2,610
DBUBS Mortgage Trust, Series 2011-LC2A, Class A-2, 3.386% 2044[3,5]	6,787	6,783
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[3,5]	98	99
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-1-A, 5.426% 2039[5]	5,834	5,916
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049[5]	18,386	19,010
Hilton USA Trust, Series 2013-HLF, AFX, 2.662% 2030[3,5]	37,775	37,949
Hilton USA Trust, Series 2013-HLF, BFX, 3.367% 2030[3,5]	31,300	31,481
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-4, 5.814% 2043[4,5]	357	357
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045[5]	6,317	6,327
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A-1-A, 5.431% 2047[4,5]	887	899
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-1-A, 5.699% 2049[4,5]	7,301	7,497
LB Commercial Mortgage Trust, Series 2007-C3, Class A-1-A, multifamily 5.878% 2044[4,5]	7,693	7,992
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A-M, 5.413% 2039[5]	305	307
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M, 5.493% 2040[4,5]	10,000	10,136
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A1A, 5.166% 2049[5]	5,580	5,633
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 5.875% 2049[4,5]	6,741	6,963
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[5]	14,361	14,497
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043[5]	9,000	9,159
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A, 5.749% 2045[4,5]	2,204	2,206
		189,364
Collateralized mortgage-backed (privately originated) 1.46%
Freddie Mac, Series 2014-DN1, Class M-1, 1.446% 2024[4,5]	2,340	2,344
Freddie Mac, Series 2015-HQ2, Class M-1, 1.546% 2025[4,5]	3,370	3,367
Freddie Mac, Series 2015-DN1, Class M-1, 1.696% 2025[4,5]	1,371	1,373
Short-Term Bond Fund of America — Page 7 of 14

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Collateralized mortgage-backed (privately originated) (continued)	Principal amount (000)	Value (000)
Station Place Securitization Trust, Series 2016-1, Class A, 1.439% 2048[4,5,6]	$35,000	$35,000
Station Place Securitization Trust, Series 2016-3, Class A, 1.546% 2048[3,4,5,6]	34,000	34,000
		76,084
Other mortgage-backed securities 0.33%
Fannie Mae, Series 2015-M14, multifamily 1.646% 2019[5]	6,580	6,611
Freddie Mac, Series K044, Class A2, multifamily 2.811% 2025[5]	510	531
Freddie Mac, Series K046, Class A2, multifamily 3.205% 2025[5]	5,000	5,344
Westpac Banking Corp. 2.00% 2021[3,5]	5,000	5,023
		17,509
Total mortgage-backed obligations		584,158
Bonds & notes of governments & government agencies outside the U.S. 5.09%
Asian Development Bank 0.75% 2017	4,000	3,992
Bank of England 1.25% 2018[3]	6,500	6,527
European Bank for Reconstruction & Development 1.75% 2019	4,000	4,059
European Investment Bank 0.875% 2017	2,000	2,000
European Investment Bank 1.25% 2019	10,000	10,004
European Investment Bank 1.625% 2021	12,000	12,014
European Investment Bank 2.00% 2021	10,000	10,196
European Investment Bank 2.25% 2022	6,000	6,172
Finland (Republic of) 1.00% 2018[3]	5,000	4,996
Inter-American Development Bank 0.625% 2016	5,000	4,999
Inter-American Development Bank 1.00% 2019	30,000	29,819
Inter-American Development Bank 1.875% 2021	10,000	10,162
Inter-American Development Bank 2.00% 2026	15,000	15,002
International Bank for Reconstruction and Development 1.00% 2018	5,000	4,984
International Bank for Reconstruction and Development 1.375% 2021	12,000	11,907
International Bank for Reconstruction and Development 1.625% 2022	5,000	4,980
KfW 0.875% 2017	3,000	2,987
KfW 1.00% 2018	8,000	7,974
KfW 1.125% 2018	9,000	8,996
KfW 1.125% 2018	6,000	6,004
KfW 1.50% 2019	10,000	10,083
KfW 1.50% 2020	8,000	7,995
KfW 1.50% 2021	9,000	8,968
Kingdom of Denmark 0.875% 2017[3]	2,000	2,000
Landwirtschaftliche Rentenbank 2.375% 2025	5,000	5,137
Oesterreichische Kontrollbank AG 0.75% 2016	10,500	10,499
Oesterreichische Kontrollbank AG 0.75% 2017	5,000	4,990
Oesterreichische Kontrollbank AG 1.125% 2019	10,500	10,444
Oesterreichische Kontrollbank AG 1.625% 2019	1,000	1,009
Oesterreichische Kontrollbank AG 1.50% 2020	10,500	10,461
Oesterreichische Kontrollbank AG 2.375% 2021	2,000	2,066
Province of Ontario 1.625% 2019	15,000	15,093
Swedish Government 1.00% 2017[3]	5,000	5,001
Swedish Government 1.125% 2018[3]	4,900	4,906
		266,426
Federal agency bonds & notes 2.56%
Fannie Mae 1.00% 2019	10,000	9,971
Fannie Mae 1.75% 2019	4,000	4,073
Fannie Mae 1.75% 2019	3,000	3,054
Short-Term Bond Fund of America — Page 8 of 14

unaudited
Bonds, notes & other debt instruments Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
Fannie Mae 1.50% 2020	$6,000	$6,040
Fannie Mae 1.625% 2020	5,000	5,067
Federal Home Loan Bank 0.50% 2016	2,500	2,498
Federal Home Loan Bank 0.625% 2016	5,000	4,996
Federal Home Loan Bank 0.625% 2017	5,000	4,993
Federal Home Loan Bank 0.875% 2018	42,860	42,784
Freddie Mac 0.50% 2017	6,000	5,995
Private Export Funding Corp. 1.375% 2017	36,930	37,056
United States Agency for International Development, Jordan (Kingdom of) 1.945% 2019	4,000	4,095
United States Agency for International Development, Tunisia (Kingdom of) 2.452% 2021	3,000	3,131
		133,753
Municipals 2.01%
State of California, Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-2, 1.45% 2045 (put 2017)	4,950	4,977
State of California, Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-4, 1.45% 2045 (put 2017)	925	930
State of California, Industry Public Facs. Auth., Tax Allocation Rev. Ref. Bonds (Civic - Recreational Project), Series 2015-A, 3.139% 2020	14,755	15,463
State of Florida, Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2011-C, 4.50% 2030	1,395	1,460
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 1.298% 2016	20,970	20,984
State of Florida, State Board of Administration Fin. Corp., Rev. Bonds, Series 2016-A, 2.163% 2019	20,000	20,367
State of Indiana, Trustees of Indiana University, Indiana University Student Fee Rev. Ref. Bonds, Series V-1, 5.00% 2018	2,000	2,181
State of New Jersey, Econ. Dev. Auth., School Facs. Contruction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	12,500	13,147
State of New Jersey, Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2013-1-A, AMT, 4.00% 2016	3,680	3,735
State of New Jersey, Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2013-1-A, AMT, 5.00% 2017	3,200	3,373
State of Ohio, Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2011-2, 4.50% 2028	955	1,014
State of Ohio, Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2011-3, 4.50% 2029	1,120	1,175
State of Tennessee, Housing Dev. Agcy., Homeownership Program Bonds, Issue 2012-2-C, 4.00% 2038	990	1,051
State of Texas, Harris County, Toll Road Rev. Ref. Bonds, Series 2012-D, 1.061% 2016	15,000	15,014
		104,871
Total bonds, notes & other debt instruments (cost: $5,074,350,000)		5,089,899
Short-term securities 2.70%
Bank of Nova Scotia 0.97% due 12/22/2016[3]	67,300	66,932
General Electric Co. 0.32% due 6/1/2016	26,500	26,500
Toronto-Dominion Holdings USA Inc. 0.45% due 7/19/2016[3]	47,900	47,870
Total short-term securities (cost: $141,301,000)		141,302
Total investment securities 100.03% (cost: $5,215,651,000)		5,231,201
Other assets less liabilities (0.03)%		(1,446)
Net assets 100.00%		$5,229,755
Short-Term Bond Fund of America — Page 9 of 14

unaudited
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $5,928,986,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 5/31/2016 (000)
Receive	LCH	3-month USD-LIBOR	1.04%	12/17/2017	$100,000	$114
Pay	LCH	3-month USD-LIBOR	0.8645	5/10/2018	269,000	796
Receive	LCH	3-month USD-LIBOR	1.066	6/2/2018	269,000	—
Pay	LCH	3-month USD-LIBOR	1.022	2/2/2019	250,000	623
Pay	LCH	3-month USD-LIBOR	1.03	3/4/2019	40,000	102
Pay	LCH	3-month USD-LIBOR	1.061	3/8/2019	20,000	35
Pay	LCH	3-month USD-LIBOR	1.209	3/18/2019	100,000	(223)
Receive	LCH	3-month USD-LIBOR	1.5485	1/12/2021	200,000	2,198
Receive	LCH	3-month USD-LIBOR	1.15	3/2/2021	144,000	(1,102)
Receive	LCH	3-month USD-LIBOR	1.1715	4/13/2021	52,000	(379)
Pay	LCH	3-month USD-LIBOR	1.2285	5/19/2021	35,000	174
Receive	LCH	3-month USD-LIBOR	1.3355	5/20/2021	131,000	26
Receive	LCH	3-month USD-LIBOR	1.349	5/26/2021	87,000	64
Receive	LCH	3-month USD-LIBOR	2.8	9/2/2022	420,000	7,778
Receive	LCH	3-month USD-LIBOR	2.75	9/2/2022	420,000	7,379
Pay	LCH	3-month USD-LIBOR	1.494	3/11/2023	128,000	(83)
Pay	LCH	3-month USD-LIBOR	2.2365	9/2/2025	50	(2)
Pay	LCH	3-month USD-LIBOR	2.0325	10/22/2025	80,000	(2,626)
Pay	LCH	3-month USD-LIBOR	2.071	12/2/2025	77,000	(2,773)
Pay	LCH	3-month USD-LIBOR	1.743	2/8/2026	75,000	(420)
Pay	LCH	3-month USD-LIBOR	1.572	3/2/2026	150,000	1,553
Pay	LCH	3-month USD-LIBOR	1.6285	4/13/2026	54,000	318
Pay	LCH	3-month USD-LIBOR	1.623	5/19/2026	30,000	207
Pay	LCH	3-month USD-LIBOR	1.716	5/20/2026	137,000	(248)
Pay	LCH	3-month USD-LIBOR	2.97125	9/2/2030	93,000	(6,209)
Pay	LCH	3-month USD-LIBOR	3.005	9/2/2030	93,000	(6,484)
Pay	LCH	3-month USD-LIBOR	2.63	1/5/2046	44,000	(4,819)
Receive	LCH	3-month USD-LIBOR	2.0655	3/2/2046	31,000	(675)
Receive	LCH	3-month USD-LIBOR	2.126	4/13/2046	11,000	(86)
Receive	LCH	3-month USD-LIBOR	2.1705	5/20/2046	28,000	71
Pay	LCH	3-month USD-LIBOR	2.1555	5/26/2046	18,500	19
						$(4,672)
Short-Term Bond Fund of America — Page 10 of 14

unaudited
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $1,336,375,000.
Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized appreciation (depreciation) at 5/31/2016 (000)
30 Day Federal Funds Futures	CME	Long	3,000	July 2016	$1,244,430	$233
30 Day Federal Funds Futures	CME	Short	3,000	August 2016	1,243,506	31
10 Year U.S. Treasury Note Futures	CME	Long	1,553	September 2016	201,251	154
20 Year U.S. Treasury Bond Futures	CME	Short	450	September 2016	73,354	(137)
5 Year U.S. Treasury Note Futures	CME	Short	1,080	October 2016	129,660	(66)
2 Year U.S. Treasury Note Futures	CME	Long	435	October 2016	94,701	88
						$303

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $36,889,000, which represented .71% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $932,613,000, which represented 17.83% of the net assets of the fund.
[4]	Coupon rate may change periodically.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $80,254,000, which represented 1.53% of the net assets of the fund.
Short-Term Bond Fund of America — Page 11 of 14

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the
Short-Term Bond Fund of America — Page 12 of 14

unaudited
results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of May 31, 2016 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$2,226,560	$—	$2,226,560
Corporate bonds & notes	—	923,164	—	923,164
Asset-backed obligations	—	839,713	11,254	850,967
Mortgage-backed obligations	—	584,158	—	584,158
Bonds & notes of governments & government agencies outside the U.S.	—	266,426	—	266,426
Federal agency bonds & notes	—	133,753	—	133,753
Municipals	—	104,871	—	104,871
Short-term securities	—	141,302	—	141,302
Total	$—	$5,219,947	$11,254	$5,231,201

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$21,457	$—	$21,457
Unrealized appreciation on futures contracts	506	—	—	506
Liabilities:
Unrealized depreciation on interest rate swaps	—	(26,129)	—	(26,129)
Unrealized depreciation on futures contracts	(203)	—	—	(203)
Total	$303	$(4,672)	$—	$(4,369)
*	Interest rate swaps and futures contracts are not included in the investment portfolio.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$24,137
Gross unrealized depreciation on investment securities	(10,987)
Net unrealized appreciation on investment securities	13,150
Cost of investment securities	5,218,051

Short-Term Bond Fund of America — Page 13 of 14

unaudited
Key to abbreviations
Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
CLO - Collateralized Loan Obligations
CME = CME Group
Dev. = Development
Econ. = Economic
Facs. = Facilities
Fin. = Finance
LIBOR = London Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-048-0716O-S54066	Short-Term Bond Fund of America — Page 14 of 14

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHORT-TERM BOND FUND OF AMERICA

By /s/ John R. Queen
John R. Queen, President and Principal Executive Officer

Date: July 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John R. Queen
John R. Queen, President and Principal Executive Officer

Date: July 29, 2016

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: July 29, 2016